Income taxes - Summary of the deductible temporary differences, operating loss carryforwards and tax credit carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	¥ 131,442	¥ 134,602
Operating loss carryforwards	1,465,002	1,424,553
Tax credit carryforwards	¥ 12,139	¥ 16,869